Significant Accounting Policies - Schedule of U.S. Dollar Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Exchange Rates [Abstract]
1 U.S. $ =	3.647	3.627	3.519
Increase during the year	0.55%	3.07%	13.15%